Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Nov. 30, 2014	Nov. 30, 2013
Total consolidated VIEs assets	$ 929,076	$ 1,195,347
Total consolidated VIEs liabilities	$ 149,768	$ 294,768
Class A Common Stock [Member]
Stockholders' Equity
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	300,000,000	300,000,000
Common stock, shares issued	174,241,570	184,833,120
Treasury stock, shares	505,420	12,063,466
Class B Common Stock [Member]
Stockholders' Equity
Common stock, par value	$ 0.10	$ 0.10
Common stock, shares authorized	90,000,000	90,000,000
Common stock, shares issued	32,982,815	32,982,815
Treasury stock, shares	1,679,620	1,679,620
Lennar Homebuilding Consolidated VIEs [Member]
Cash and cash equivalents	$ 11,681	$ 8,326
Restricted cash	280	17,703
Receivables, net	246	2,401
Finished homes and construction in progress	156
Land and land under development	208,188	94,836
Consolidated inventory not owned	52,453	243,585
Investments in unconsolidated entities	23,864	14,658
Other assets	104,617	86,773
Accounts payable	6,812	2,969
Liabilities related to consolidated inventory not owned	45,028	191,647
Senior notes and other debts payable	61,551	75,090
Other liabilities	14,828	4,908
Rialto Investments Consolidated VIEs [Member]
Cash and cash equivalents	75,823	44,815
Investments in unconsolidated entities	722	693
Other assets	2,090	1,828
Loans receivable, net	128,852	243,953
Real estate held-for-sale	128,211	121,977
Real estate owned held-and-used, net	172,664	313,799
Notes payable and other liabilities	21,549	$ 20,154
Lennar Multifamily Consolidates VIEs [Member]
Total consolidated VIEs assets	$ 19,229